MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Marketable Securities and Fair Value Measurement [Abstract]
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS
NOTE 3 - MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS:

AFS securities as of December 31, 2025, and 2024, consisted of U.S government bonds and corporate debt securities. These marketable securities are recorded at fair value.

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2025	2024
U.S. Government bonds	54,442	265,180
Corporate debt securities	29,190	2,508
Total	83,632	267,688

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value. See also note 2(w).

The following table sets forth the Company’s financial assets as of December 31, 2025, and 2024, that are measured at fair value on a recurring basis during the period:

	December 31, 2025
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	54,442	54,381	(7)	68
Corporate debt securities	29,190	29,161	(3)	32
Total	83,632	83,542	(10)	100

	December 31, 2024
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	265,180	265,619	(552)	113
Corporate debt securities	2,508	2,510	(3)	1
Total	267,688	268,129	(555)	114

As of December 31, 2025 and 2024, the Company considered, based on its evaluation, that the decreases in market value on relevant marketable securities were temporarily impaired and primarily attributable to changes in interest rates, and therefore did not result in an impairment charge in finance income, net.

As of December 31, 2025, and 2024, the Company’s debt securities had the following maturity dates:

	December 31
	2025	2024
Due within one year	82,785	179,784
1 to 2 years	847	80,560
2 to 3 years	-	7,344
Total	83,632	267,688